CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	CAD 1,476	CAD 875	CAD 484
Net (loss) gain in foreign currency translation adjustments, net of hedging activities	(32)	3	11
Change in derivatives designated as cash flow hedges	(49)	(1)	9
Change in pension and post-retirement defined benefit plans	(941)	1,681	(50)
Other comprehensive (loss) income before income taxes	(1,022)	1,683	(30)
Income tax recovery (expense) on above items (Note 9)	306	(418)
Equity accounted investments			(2)
Other comprehensive (loss) income (Note 9)	(716)	1,265	(32)
Comprehensive income	CAD 760	CAD 2,140	CAD 452